Consolidated condensed cash flows statements $ in Thousands, € in Millions	3 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Consolidated cash flows statements [Abstract]
Profit for the period	$ (11,064)	$ (38,265)
Financial expense and non-monetary adjustments	171,472	194,720
Profit for the period adjusted by non-monetary items	160,408	156,455
Changes in working capital	16,963	(59,334)
Net interest and income tax paid	(30,663)	(11,436)
Net cash provided by operating activities	146,708	85,685
Acquisitions of subsidiaries and entities under equity method	(10,744)	0
Investments in contracted concessional assets	(6,341)	0
Distributions from entities under the equity method	8,799	5,120
Other non-current assets/liabilities	1,921	(5,938)
Net cash used in investing activities	(6,365)	(818)
Proceeds from Project debt	0	33,783
Proceeds from Corporate debt	4,048	89,038
Repayment of Project debt	(24,788)	(16,420)
Dividends paid to Company's shareholders	(46,519)	(41,657)
Dividends paid to Non-controlling interest	(4,215)	(4,913)
Capital increase	130,618	0
Net cash provided by financing activities	59,144	59,831
Net increase in cash and cash equivalents	199,487	144,698
Cash and cash equivalents at beginning of the period	868,501	562,795
Translation differences in cash or cash equivalent	(9,145)	(17,321)
Cash and cash equivalents at end of the period	$ 1,058,843	$ 690,172